REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Silver sales	$ 97,257	$ 74,733
Gold sales	70,022	65,554
Less: smelting and refining costs	(1,959)	(1,826)
Revenue	$ 165,320	$ 138,461